UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-03287
                                                     ---------

                           New Alternatives Fund, Inc.
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         150 Broadhollow Road, Suite 306
                            Melville, New York 11747
            -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         David J. Schoenwald, President
                           New Alternatives Fund, Inc.
                         150 Broadhollow Road, Suite 306
                            Melville, New York 11747
            -------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 631-423-7373
                                                            ------------
                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2008
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




[GRAPHIC OMITTED]

                           NEW ALTERNATIVES FUND, INC.
                 A SOCIALLY RESPONSIBLE MUTUAL FUND EMPHASIZING
                     ALTERNATIVE ENERGY AND THE ENVIRONMENT




                                   SEMI-ANNUAL
                                FINANCIAL REPORT



                                  JUNE 30, 2008
                                   (UNAUDITED)




This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.


                        THE FUND      150 Broadhollow Road      Melville, New York 11747      (800) 423-8383    (631) 423-7373
    Shareholder's Services (PNC)      PO Box 9794               Providence, RI 02940          (800) 441-6580    (610) 382-7819
               Overnight Address      101 Sabin Street          Pawtucket, RI 02860
         PFPC Distributors, Inc.      760 Moore Road            King of Prussia, PA 19406

                                 Recycled Paper

                           NEW ALTERNATIVES FUND, INC.
                              FINANCIAL HIGHLIGHTS
                STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES
        FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD.
                      BASED ON AVERAGE SHARES OUTSTANDING.


                                                (Unaudited)
                                                Six Months
                                                   Ended                       For the Years Ended December 31,
                                                  June 30,    ------------------------------------------------------------------
                                                    2008          2007         2006           2005          2004          2003
                                                -----------   ----------    ----------    ----------    ----------    ----------
Net asset value at beginning of period          $    57.28    $    43.91    $    34.46    $    33.48    $    29.69    $    24.21
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment income                                     0.46          0.73          0.63          0.55          0.59          0.58

Expenses                                             (0.26)        (0.39)        (0.45)        (0.37)        (0.42)        (0.37)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Net investment income                                 0.20          0.34          0.18          0.18          0.17          0.21
Net realized & unrealized gain on investments        (6.24)        14.39         11.47          2.81          3.79          5.48
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (6.04)        14.73         11.65          2.99          3.96          5.69
                                                ----------    ----------    ----------    ----------    ----------    ----------
Dividends from net investment income                  0.00         (0.34)        (0.18)        (0.18)        (0.17)        (0.21)

Distributions from net realized gain                  0.00         (1.02)        (2.02)        (1.83)        (0.00)        (0.00)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                     0.00         (1.36)        (2.20)        (2.01)        (0.17)        (0.21)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Net change in net asset value                        (6.04)        13.37          9.45          0.98          3.79          5.48
                                                ----------    ----------    ----------    ----------    ----------    ----------
Net asset value at end of the period            $    51.24    $    57.28     $   43.91     $   34.46     $   33.48     $   29.69
                                                ==========    ==========    ==========    ==========    ==========    ==========
Total return
(Sales load not reflected)                          (10.55)%       33.53%        33.83%         8.94%        13.34%        23.50%

Net assets, end of period (in thousands)        $  296,177    $  301,650      $117,035    $   64,765    $   52,615    $   44,901

Ratio of operating expense to
   average net assets                                 1.07%*        0.95%         1.25%         1.28%         1.32%         1.39%

Ratio of net investment income to
   average net assets                                 0.84%*        0.82%         0.51%         0.65%         0.65%         0.82%

Portfolio turnover                                    8.26%        14.24%        39.83%        52.09%        50.05%        32.70%

Number of shares outstanding at
   end of period                                 5,780,106     5,266,358     2,665,296     1,879,695     1,565,049     1,512,199

* Annualized.


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                        FUND EXPENSE EXAMPLE (UNAUDITED)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ended June 30, 2008" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Note: The Fund's Transfer Agent, PNC Global Investment Servicing (U.S.), Inc. charges an annual IRA maintenance fee of $15 for IRA accounts. That fee is not reflected in the accompanying tables.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                           NEW ALTERNATIVES FUND, INC.

-------------------------------------------------------------------------------------------------
                                        Beginning               Ending       Expenses Paid During
                                    Account Value        Account Value           Six Months Ended
                                  January 1, 2008        June 30, 2008             June 30, 2008*
-------------------------------------------------------------------------------------------------
Actual                                  $1,000.00              $947.25                      $5.04
Hypothetical
(assumes 5% return before expenses)     $1,000.00            $1,019.48                      $5.39

* Expenses are equal to the Fund's annualized expense ratio for the six-month period (1.07%), multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half year, then divided by the days in the year (366) to reflect the half year period. The Fund's ending account value on the first line in the table is based on its actual total return of (10.55%) for the six-month period of January 1, 2008 to June 30, 2008.

                           NEW ALTERNATIVES FUND, INC.
                           PORTFOLIO HOLDINGS SUMMARY
                                  JUNE 30, 2008
                                   (UNAUDITED)


SECTOR DIVERSIFICATION                               % OF NET ASSETS            VALUE
                                                     ---------------         -------------
Alternate Energy:
    Renewable Energy Power Producers & Developers          17.7%             $ 52,499,449
    Solar                                                  15.3                45,450,208
    Wind Turbines                                          12.5                37,089,866
    Wind & Hydro Power Producers                            6.7                19,816,179
    Geothermal                                              3.9                11,422,937
    Wind Power Related                                      0.6                 1,829,263
    Ocean Energy/Waves                                      0.1                   311,029
    Fuel Cells                                              0.1                   177,500
Energy Conservation                                        19.3                57,023,912
Water                                                       9.5                28,055,521
Natural Gas Distribution                                    6.1                18,147,000
Recycling                                                   1.6                 4,882,468
Natural Foods                                               0.8                 2,369,000
Short-Term Investments                                      5.3                15,490,356
Other Assets in Excess of Liabilities                       0.5                 1,612,710
                                                         ------              ------------
                                                         100.00%             $296,177,398
                                                         ======              ============

                     TOP TEN COMMON STOCK PORTFOLIO HOLDINGS
                            JUNE 30, 2008 (UNAUDITED)

          NAME                                                  % OF NET ASSETS
          ----                                                  ---------------
          Vestas Wind Systems (Denmark)........................         5.08%
          GamesaCorporacionTechologica (Spain).................         4.98
          Abengoa (Spain)......................................         4.22
          Iberdrola Renovables (Spain).........................         4.18
          Acciona (Spain)......................................         4.01
          EDF Energies Nouvelles (France)......................         3.95
          Brookfield Asset Management, Inc., Class A (Canada) .         3.85
          South Jersey Industries, Inc.........................         3.78
          Schneider Electric SA (France).......................         3.65
          Q-Cells (Germany)....................................         3.43
                                                                       -----
                      Total top ten............................        41.13%
                                                                       =====

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)


                                                       SHARES          VALUE
                                                      ---------     ------------

COMMON STOCKS -- 94.2%
ALTERNATE ENERGY -- 56.9%
  RENEWABLE ENERGY POWER PRODUCERS & DEVELOPERS -- 17.7%
  Abengoa (Spain)                                       400,000     $ 12,507,479
  Acciona (Spain)                                        50,000       11,875,334
  EDF Energies Nouvelles SA (France)                    175,000       11,701,751
  EDP Renovaveis SA (Portugal)*                         225,000        2,603,757
  Electrificaciones del Norte (Spain)                    30,000        1,417,010
  Iberdrola Renovables (Spain)*                       1,600,000       12,394,118
                                                                    ------------
                                                                      52,499,449
                                                                    ------------
  SOLAR -- 15.3%
  Applied Materials, Inc.                               125,000        2,386,250
  Kyocera Corp. (Japan) ADR                              25,000        2,351,250
  Orkla ASA (Norway)                                    600,000        7,704,390
  Q-Cells (Germany)*                                    100,000       10,161,539
  Renewable Energy Corp. AS (Norway)*                   275,000        7,127,150
  Sharp Corp. Ltd. (Japan) ADR                          175,000        2,854,355
  Solar Millennium (Germany)*                           185,000        7,908,099
  Solarworld (Germany)                                   75,000        3,574,409
  Solon AG Fuer Solartechnic (Germany)*                  15,000        1,382,766
                                                                    ------------
                                                                      45,450,208
                                                                    ------------
  WIND TURBINES -- 12.5%
  Gamesa Corporacion Tecnologica (Spain)                300,000       14,746,355
  Nordex (Germany)*                                     175,000        7,290,519
  Vestas Wind Systems (Denmark)*                        115,000       15,052,992
                                                                    ------------
                                                                      37,089,866
                                                                    ------------
  WIND & HYDRO POWER PRODUCERS -- 6.7%
  Brookfield Asset Management, Inc., Class A (Canada)   350,000       11,389,000
  Canadian Hydro Developers, Inc. (Canada)*             500,000        2,623,321
  Hafslund ASA, Class A (Norway)                        135,000        2,968,664
  TrustPower Ltd. (New Zealand)                         500,000        2,835,194
                                                                    ------------
                                                                      19,816,179
                                                                    ------------


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)


                                                       SHARES          VALUE
                                                      ---------     ------------

COMMON STOCKS (CONTINUED)
  GEOTHERMAL -- 3.9%
  Ormat Technologies, Inc.                              200,000     $  9,836,000
  WFI Industries Ltd. (Canada)                           60,000        1,586,937
                                                                    ------------
                                                                      11,422,937
                                                                    ------------
  WIND POWER RELATED -- 0.6%
  Ameron International Corp.                              5,000          599,900
  Hansen Transmissions International (Belgium)*         175,000          937,655
  NGK Insulators Ltd. (Japan)                            15,000          291,708
                                                                    ------------
                                                                       1,829,263
                                                                    ------------
  OCEAN ENERGY/WAVES -- 0.1%
  Ocean Power Technologies, Inc.*                        15,000          135,000
  Renewable Energy Holdings PLC (United Kingdom)*       175,000          176,029
                                                                    ------------
                                                                         311,029
                                                                    ------------
  FUEL CELLS -- 0.1%
  FuelCell Energy, Inc.*                                 25,000          177,500
                                                                    ------------
TOTAL ALTERNATE ENERGY                                               168,596,431
                                                                    ------------
  ENERGY CONSERVATION -- 19.3%
  Baldor Electric Co.                                   225,000        7,870,500
  Compagnie de Saint-Gobain (France)                    125,000        7,821,110
  Denso Corp. (Japan)                                    50,000        1,718,699
  Eaga PLC (United Kingdom)                             100,000          217,110
  Itron, Inc.*                                           15,000        1,475,250
  Johnson Controls, Inc.                                300,000        8,604,000
  Koninklijke Philips Electronics (Netherlands)         275,000        9,295,000
  Matsushita Electric Industrial Co., Ltd. (Japan) ADR   15,000          321,300
  Owens Corning, Inc.*                                  250,000        5,687,500
  Schneider Electric SA (France)                        100,000       10,802,343
  Stantec, Inc. (Canada)*                                50,000        1,289,500
  Telvent GIT (Spain)                                    80,000        1,921,600
                                                                    ------------
                                                                      57,023,912
                                                                    ------------


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

                                                       SHARES          VALUE
                                                      ---------     ------------

COMMON STOCKS (CONTINUED)
  WATER -- 9.5%
  American Water Works Co., Inc.*                       400,000     $  8,872,000
  Badger Meter, Inc.                                    100,000        5,053,000
  Befesa Medio Ambiente (Spain)*                         30,000        1,133,609
  CIA SaneamentoBasico (Brazil) ADR                     175,000        8,953,000
  Gorman-Rupp Co. (The)                                  50,000        1,992,000
  Hyflux Ltd. (Singapore)                               500,000        1,098,820
  Pennon Group PLC (United Kingdom)                      75,000          953,092
                                                                    ------------
                                                                      28,055,521
                                                                    ------------
  NATURAL GAS DISTRIBUTION -- 6.1%
  Northwest Natural Gas Co.                             150,000        6,939,000
  South Jersey Industries, Inc.                         300,000       11,208,000
                                                                    ------------
                                                                      18,147,000
                                                                    ------------
  RECYCLING -- 1.6%
  Commercial Metals Co.                                  50,000        1,885,000
  Sims Group Ltd. (Australia)                            75,000        2,997,468
                                                                    ------------
                                                                       4,882,468
                                                                    ------------
  NATURAL FOODS -- 0.8%
  Whole Foods Market, Inc.                              100,000        2,369,000
                                                                    ------------
TOTAL COMMON STOCKS (COST $238,962,582)                              279,074,332
                                                                    ------------


                                                         PAR
                                                       (000'S)
                                                      ---------

U.S. TREASURY BILLS -- 5.1%
   1.84% due 07/03/08                                    $4,000        3,999,591
   1.86% due 07/10/08                                     3,000        2,998,604
   1.83% due 07/17/08                                     3,000        2,997,564
   1.56% due 07/24/08                                     3,000        2,997,004
   1.44% due 07/31/08                                     2,000        1,997,593
                                                                    ------------
TOTAL U.S. TREASURY BILLS (COST $14,990,356)                          14,990,356
                                                                    ------------


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)


                                                         PAR
                                                       (000'S)         VALUE
                                                      ---------     ------------

CERTIFICATES OF DEPOSIT -- 0.2%
  SOCIALLY CONCERNED BANKS
  Alternatives Federal Credit Union
    0.69% due 07/31/08                                     $100     $    100,000
  Carver Federal Savings Bank
    2.50% due 07/01/08                                      100          100,000
  Chittenden Bank
    1.93% due 12/03/08                                      100          100,000
  Self-Help Credit Union
    2.72% due 08/10/08                                      100          100,000
  South Shore Bank
    2.00% due 07/09/08                                      100          100,000
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT (COST $500,000)                            500,000
                                                                    ------------
TOTAL INVESTMENTS (COST $254,452,938) -- 99.5%                       294,564,688
Other Assets in Excess of Liabilities -- 0.5%                          1,612,710
                                                                    ------------
NET ASSETS - 100.0%                                                 $296,177,398
                                                                    ============

----------
*Non-income producing security
ADR--American Depositary Receipt



                               FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:


                                                                  Investments         Other
                                                                      in            Financial
          Valuation Inputs                                        Securities       Instruments
          ----------------                                       ------------      -----------
         Level 1 -- Quoted Prices                                $294,564,688        $   --
         Level 2 -- Other Significant Observable Inputs                    --            --
         Level 3 -- Significant Unobservable Inputs                        --            --
                                                                 ------------        ------
         Total                                                   $294,564,688        $   --
                                                                 ============        ======

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2008 (UNAUDITED)


                                     ASSETS
                                     ------

Investment securities at value (cost: $238,962,582)
   (Notes 2A and 6) ...........................................   $279,074,332
U.S. Treasury Bills at cost ....................................    14,990,356
Certificates of Deposit at cost ................................       500,000
Cash............................................................     1,996,646

Receivables:
   Capital stock subscribed ....................................     1,285,810
   Dividends ...................................................       494,564
   Interest ....................................................         3,348
Prepaid Insurance and Registration Fees ........................        42,034
                                                                  ------------
Total Assets                                                       298,387,090
                                                                  ------------


                                   LIABILITIES
                                   -----------
Payables:
   Investment securities purchased .............................     1,147,676
   Capital stock reacquired ....................................       714,288
   Management fees .............................................       124,984
   Accrued expenses and other liabilities ......................       222,744
                                                                  ------------
Total Liabilities                                                    2,209,692
                                                                  ------------
NET ASSETS                                                        $296,177,398
                                                                  ============


                             ANALYSIS OF NET ASSETS
                             ----------------------

Net capital paid in shares of capital stock ....................  $258,246,003
Undistributed net investment income ............................     1,163,034
Undistributed net realized loss on investments .................    (3,346,995)
Net unrealized appreciation of translation of other assets
   and liabilities in foreign currency .........................         3,607
Net unrealized appreciation on investments .....................    40,111,749
                                                                  ------------
NET ASSETS                                                        $296,177,398
                                                                  ============

Net asset value, offering and redemption price per share
   ($296,177,398/5,780,106 shares of outstanding capital
   stock, 40 million shares authorized with a par value
   of $0.01 per share) .........................................  $      51.24
                                                                  ============
Maximum offering price per share (100/95.25 of $51.24)..........  $      53.80
                                                                  ============


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)


INVESTMENT INCOME:

Dividends (net of $311,938 foreign taxes withheld)................................  $  2,389,464
Interest..........................................................................       264,022
                                                                                    ------------
Total Income......................................................................     2,653,486
                                                                                    ------------

EXPENSES:

Management fee (Note 4)...........................................................       698,865
Transfer agent fees...............................................................       252,462
Administration and accounting fees................................................       128,591
Legal fees........................................................................       117,428
Postage and printing fees.........................................................       115,000
Custodian fees....................................................................        93,047
Registration fees.................................................................        44,017
Compliance service fees...........................................................        15,721
Audit fees........................................................................        10,116
Directors' fees...................................................................         8,347
Insurance fees....................................................................         4,858
Other expenses....................................................................         2,000
                                                                                    ------------
Total Expenses....................................................................     1,490,452
                                                                                    ------------
NET INVESTMENT INCOME.............................................................     1,163,034
                                                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
FOREIGN CURRENCY RELATED TRANSACTIONS:

REALIZED GAIN (LOSS) FROM INVESTMENTS (NOTES 2B & 6):
Net realized loss from investments................................................    (2,169,308)
Net realized gain from foreign currency transactions..............................         5,731
                                                                                    ------------
Net Realized Loss.................................................................    (2,163,577)
                                                                                    ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net change in unrealized depreciation on investments..............................   (32,381,689)
Net change in unrealized appreciation on foreign currency translations............         7,171
                                                                                    ------------
Net change in Unrealized Appreciation (Depreciation) for the period...............   (32,374,518)
                                                                                    ------------
Net Realized and Unrealized Gain (Loss) on Investments and foreign
   currency related transactions .................................................   (34,538,095)
                                                                                    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................  $(33,375,061)
                                                                                    ============

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        FOR THE
                                                                                   SIX MONTHS ENDED              FOR THE
                                                                                     JUNE 30, 2008             YEAR ENDED
                                                                                      (UNAUDITED)           DECEMBER 31, 2007
                                                                                   ----------------         -----------------
INVESTMENT ACTIVITIES:

Net investment income...........................................................     $  1,163,034              $  1,738,479
Net realized gain (loss) from investments and foreign currency translations ....       (2,163,577)                4,574,820
Net change in unrealized appreciation (depreciation) on
   investments and foreign currency translations................................      (32,374,518)               45,586,314
                                                                                     ------------              ------------
Net increase (decrease) in net assets derived from operations ..................      (33,375,061)               51,899,613
                                                                                     ------------              ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income............................................               --                (1,740,608)
Distributions from net realized capital gains...................................               --                (5,226,102)
                                                                                     ------------              ------------
Total dividends and distributions to shareholders...............................               --                (6,966,710)
                                                                                     ------------              ------------

CAPITAL SHARE TRANSACTIONS:

Net increase from capital transactions (Note 3).................................       27,902,700               139,681,450
                                                                                     ------------              ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS:........................................       (5,472,361)              184,614,353

NET ASSETS:

Beginning of the period.........................................................      301,649,759               117,035,406
                                                                                     ------------              ------------
END OF THE PERIOD*..............................................................     $296,177,398              $301,649,759
                                                                                     ============              ============

* Includes undistributed net investment income of $1,163,034 and accumulated net investment loss of $(6,666) for the six months ended 6/30/08 and for the year ended 12/31/07, respectively.


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)


1) ORGANIZATION - New Alternatives Fund, Inc. (the "Fund") was incorporated under the laws of the State of New York on January 17, 1978 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on September 3, 1982. The investment objective of the Fund is to seek long-term capital appreciation by investing in common stocks of companies that are oriented to a clean environment with a special interest in alternative energy. The Fund concentrates at least 25% of its total assets in common stocks of companies which have an interest in alternative energy. There is no limitation on the percentage of assets invested in the U.S. or abroad.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies followed by the Fund.

         A. PORTFOLIO VALUATION - The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost.

         Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates.

         If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the "fair value" of such security as determined in good faith by the Advisor pursuant to procedures adopted by the Fund's Board of Directors (the "Board").

         The Fund has adopted the provisions of Statement of Financial Accounting - Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal period/year of each Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to make fair value into three broad levels.

         o  Level 1 -- quoted prices in active markets for identical securities

         o  Level 2 -- prices  determined  using  other  significant  observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

         o  Level 3 -- prices determined using significant  unobservable  inputs
                       (including the Fund's own assumptions in determining the fair value of investments)

         B. FOREIGN CURRENCY TRANSLATION - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. If foreign currency translations are not available, the foreign exchange rate(s) will be valued at fair market value using procedures approved by the Fund's Board.

         The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

         C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date order to buy or sell is executed). The cost of investments sold is determined by use of a first in, first out basis for both financial reporting and income tax purposes in determining realized gains and losses on investments.

         D. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Interest income, including amortization/accretion of premium and discount, is accrued daily. Expenses are accrued on a daily basis.

         E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S.
         federal income tax regulations which may differ from U.S. generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carry-forwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

         F. U.S. TAX STATUS - No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

         G. USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

         H. OTHER - In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

3) CAPITAL STOCK - There are 40,000,000 shares of $0.01 par value capital stock authorized. On June 30, 2008, there were 5,780,106 shares outstanding. Aggregate paid-in capital including reinvestment of dividends was $258,246,003. Transactions in capital stock were as follows:


                                   FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                         JUNE 30, 2008                    DECEMBER 31, 2007
                                    Shares          Amount             Shares         Amount
                                    ------          ------             ------         ------
Capital stock sold                 1,249,829     $ 64,660,843         2,999,232     $161,162,985
Reinvestment of distributions            282           15,767            89,305        5,114,997
Redemptions                         (736,363)     (36,773,910)         (487,475)     (26,596,532)
                                   ---------     ------------         ---------     ------------
Net Increase                         513,748     $ 27,902,700         2,601,062     $139,681,450
                                   =========     ============         =========     ============

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Accrued Equities, Inc. (the "Advisor"), a registered investment adviser and broker-dealer, serves as investment adviser to the Fund pursuant to an Investment Management and Advisory Agreement

(the "Advisory Agreement"), as amended. The Fund pays the Advisor an annual management fee of 1.00% of the first $10 million of average net assets; 0.75% of the next $20 million; 0.50% of assets over $30 million and 0.45% of assets over $100 million. The annualized expense ratio for the six months ended June 30, 2008 was 1.07%. The Fund pays no remuneration to its officers, David Schoenwald and Maurice Schoenwald, who are also Directors of the Fund and officers of the Advisor (the "Interested Directors"). On July 1, 2006, the Fund entered into an Underwriting Agreement with PFPC Distributors, Inc. to serve as the principal underwriter and PFPC Distributors, Inc. entered into a Sub-Distribution Agreement with Accrued Equities, Inc. The Fund charges a maximum front-end sales charge of 4.75% on most new sales. The commission is shared with other brokers who actually sell new shares. Their share of the commission may vary. Accrued Equities, Inc. received $197,581 in sales charges for the six months ended June 30, 2008. PFPC Distributors, Inc., the Fund's principal underwriter, and Accrued Equities, Inc., the Fund's co-distributor, received $98,765 and $197,531, respectively, in underwriting fees for the six months ended June 30, 2008.

5) DIRECTORS FEES - For the six months ended June 30, 2008, the Fund paid directors' fees and out of pocket expenses of $8,347 to its Directors who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (the "Independent Directors").

Effective January 1, 2008, each Independent Director receives an annual fee of $3,500 for their services as Independent Directors of the Fund. Each member of the Audit Committee receives an additional $500 annual fee and Mr. Pumphrey, the Audit Committee Chairman, receives an additional $500. As Vice-Chair, Ms. Reier receives an additional fee of $1,000. The Independent Directors also receive reimbursement of "coach" travel expenses for travel in excess of 500 miles to attend Board Meetings. The Interested Directors and officers of the Fund do not receive compensation from the Fund for their services. Interested Directors of the Fund are paid for their services by the Advisor.

6) PURCHASES AND SALES OF SECURITIES - For the six months ended June 30, 2008, the aggregate cost of securities purchased totaled $71,846,633. Net realized gains (losses) were computed on a first in, first out basis. The amount realized on sales of securities for the six months ended June 30, 2008 was $21,260,206.

7) FEDERAL INCOME TAX INFORMATION - At June 30, 2008, federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Cost of investments for tax purposes.................      $254,452,938
                                                           ------------
Gross tax unrealized appreciation....................      $ 53,299,659
Gross tax unrealized depreciation....................       (13,187,909)
                                                           ------------
Net unrealized appreciation on investments...........      $ 40,111,750
                                                           ============

The tax character of distributions paid during 2007 and 2006 were as follows:

                                                2007               2006
                                                ----               ----
Distribution paid from:
Ordinary Income                              $1,741,387         $  460,966
Long-term Capital Gain                        5,712,964*         5,162,034
                                             ----------         ----------
                                             $7,454,351         $5,623,000
                                             ==========         ==========

* Includes use of equalization debits of $487,641.

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

   Undistributed Ordinary Income                               $        --
   Undistributed Capital Gains                                          --
   **Net Unrealized Appreciation on
      Investments and Currencies                                71,306,456
                                                               -----------
                                                               $71,306,456
                                                               ===========

** The primary difference between distributable earnings on a book and tax basis is primarily related to wash sales.

FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

8) NEW ACCOUNTING PRONOUNCEMENT - In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

                                OTHER INFORMATION
                                   (UNAUDITED)

1) PROXY VOTING - The Fund has proxy voting policies which are available, without charge, upon request by calling the Fund at 800-423-8383. Information regarding how the Fund voted proxies during the most recent twelve month period ended June 30 is available (1) without charge, upon request, by calling the Fund at 800-423-8383 and (ii) on the SEC's website at http://www.sec.gov.

2) QUARTERLY PORTFOLIO SCHEDULES - The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund's Form N-Q's are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

3) APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT - During the period covered by the report, the Fund's Board, including all of the Independent Directors of the Fund, approved on behalf of the Fund continuation of the Advisory Agreement between the Advisor and the Fund. The Board's decision to approve the Advisory Agreement reflects the exercise of its business judgment, based on information provided by the Advisor and the Board's assessment of the specific circumstances of the Fund. In accordance with the Board's fiduciary responsibilities and regulations promulgated by the Securities and Exchange Commission, a summary of the material factors taken into consideration by the Board, together with the Board's conclusion with respect to each factor, appears below.

The Board concluded that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders, as well as consistent with the expectations of the shareholders of the Fund. During its deliberations, the Board took into account a number of factors, including (i) the Advisor's commitment to the Fund's socially responsible investment objectives and its ability to manage the Fund's portfolio in a manner consistent with those objectives; (ii) the size of the Fund and the Advisor's continued contributions to the Fund's operating costs; (iii) the quality, extent, and value of services provided to the Fund by the Advisor, including the performance achieved; (iv) comparative data with respect to the advisory and management fees paid by other funds with similar investment objectives and the size, operating expenses and expense ratios of such funds as compared to the Fund; (v) the depth of experience and expertise of the Advisor with regard to the alternative energy market; and (vi) the profitability of Accrued Equities, Inc.

The Board reached the following conclusions: that the nature, extent and quality of services provided by the Advisor in advising the Fund, including the performance achieved, was satisfactory; that the profits earned by the Advisor are not excessive, particularly in light of the fact that small and specialized funds like the Fund typically have comparatively higher expenses; and that break points in the fee schedule ensure that shareholders benefit from any resulting economies of scale. Of particular significance in the Board's decision to continue the Advisory Agreement was the fact that the Advisor continues to provide investment advisory services exclusively to the Fund and that the firm has been committed to alternative energy investing since the Fund's inception. The Board considered information regarding the fees and expenses incurred by other funds specializing in alternative energy investments and which seek to invest in accordance with a social responsible investment philosophy, but the Board did not specifically rely upon such information in deciding to renew the Advisory Agreement.

4) SHAREHOLDER MEETING INFORMATION - A Special Meeting of Shareholders of the Fund (the "Meeting") was held on April 18, 2008 at which a quorum was present. Proposals presented for consideration at the Meeting included (i) the election of seven directors to serve for the ensuing year ("Proposal 1"), (ii) the amendment of the Certificate of Incorporation of the Fund to increase the number of shares of common stock that the Fund is authorized to issue, and to reduce the par value of the Fund's shares from $1.00 per share to $0.01 per share ("Proposal 2") and (iii) a modification the Fund's fundamental investment policy concerning investments in other investment companies ("Proposal 3"). Proposal 1 and Proposal 2 were approved by shareholders of the Fund. Proposal 3 was not approved by shareholders.

Information regarding shares voted for and against each proposal presented at the Meeting is as follows:

         Proposal 1: To elect seven Directors to serve for the ensuing year.

                                            For                   Withhold
                                            ----                  --------
             Maurice L. Schoenwald          3,959,419.824         56,804.594
             David J. Schoenwald            3,953,212.976         63,011.442
             Sharon Reier                   3,953,974.072         62,250.346
             Preston Pumphrey               3,961,231.921         54,992.497
             Murray Rosenblith              3,962,605.997         53,618.421
             Susan Hickey                   3,961,119.024         55,105.394
             Jonathan Beard                 3,962,782.525         53,441.893

         Proposal 2: To amend the Certificate of  Incorporation  of  the Fund to increase the number of shares of common stock that the Fund is authorized to issue, and to reduce the par value of the Fund's shares from $1.00 per share to $0.01 per share.

                                       For:                 3,810,281.733
                                       Against:               107,062.896
                                       Abstain:                98,879.789

         Proposal 3: To modify  the  fundamental  investment  policy  concerning investments in other investment companies.

                                       For:                 1,408,331.192
                                       Against:                72,621.950
                                       Abstain:                77,556.276
                                       Broker Non-vote:     2,457,715.000

An Adjourned Special Meeting of Shareholders of the Fund was held on April 29, 2008. At the Meeting it was noted that the high percentage of broker non-votes prevented the Fund from obtaining the required shareholder approval of Proposal 3 without further solicitation of underlying shareholders in these broker accounts. It was determined that further solicitation regarding Proposal 3 would not be undertaken.

                      [This Page Intentionally Left Blank]

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               New Alternatives Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Executive Officer
                           (principal executive officer)

Date                       8/28/2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Executive Officer
                           (principal executive officer)

Date                       8/28/2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Financial Officer
                           (principal financial officer)

Date                       8/28/2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.